CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Jun. 30, 2023	May 09, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 22, 2021
Current assets:
Cash	$ 312,481				$ 5,938				$ 5,056
Deferred offering costs									329,606
Prepaid expenses	49,414				6,783
Total current assets	361,895				12,721				334,662
Marketable securities held in trust account	98,945,768				94,209,804
Total assets	99,307,663				94,222,525				334,662
Current liabilities:
Accrued offering costs	55,201				225,201				240,193
Accrued expenses	2,301,684				1,425,780				$ 9,358
Due to Sponsor - related party	$ 49,960				$ 9,960
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related party				Related party				Related party
Deferred credit - term extension fee funded by acquisition target company	$ 1,840,000		$ 920,000
Income taxes payable	927,399				$ 240,507
Total current liabilities	6,128,244				2,058,448				$ 329,551
Deferred underwriting fees payable	3,680,000				3,680,000
Forward Purchase Agreement Liability	13,080,000				2,770,000
Total liabilities	22,888,244				8,508,448				329,551
Commitments and Contingencies (Note 8)
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital									24,770
Accumulated deficit	(21,750,534)				(8,054,804)				(19,889)
Total stockholders' deficit	(21,750,290)	$ (16,324,322)		$ (9,371,285)	(8,054,560)	$ (4,294,688)	$ (3,930,385)	$ (21,910)	5,111	$ 0
Total Liabilities and Stockholders' Deficit	99,307,663				94,222,525				334,662
Related party
Current liabilities:
Convertible note	579,000				$ 157,000
Non-related party
Current liabilities:
Convertible note	375,000
Promissory note
Current liabilities:
Convertible note									$ 80,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]					Related party				Related party
Convertible note
Current liabilities:
Convertible note	375,000				$ 157,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]					Related party				Related party
Class A common stock subject to possible redemption
Current liabilities:
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 9,200,000 shares issued and outstanding subject to possible redemption issued and outstanding as of September 30, 2023 and December 31, 2022	98,169,709				$ 93,768,637					$ 0
Class A common stock not subject to possible redemption
Stockholders' Equity (Deficit):
Common stock	14				14
Class B common stock
Stockholders' Equity (Deficit):
Common stock	$ 230				$ 230				$ 230